EARNINGS PER COMMON SHARE COMPUTATION	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE COMPUTATION
EARNINGS PER COMMON SHARE COMPUTATION
Detail supporting the computation of basic and diluted earnings per common share was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(dollars in millions, except per common share results, number of shares/options in thousands)
Net income available for common stockholders	$614	$1,276	$1,147
Weighted-average outstanding shares of common stock used to compute basic earnings per common share	149,375	149,455	154,187
Dilutive effect of:
Employee stock options	219	192	230
Restricted stock	1,323	1,495	1,457
Shares used to compute diluted earnings per common share	150,917	151,142	155,874
Basic earnings per common share	$4.11	$8.54	$7.44
Diluted earnings per common share	$4.07	$8.44	$7.36
Number of antidilutive stock options and restricted stock awards excluded from computation	748	415	320